Annual Fund Operating Expenses - O'Shares International Developed Quality Dividend ETF - O'Shares International Developed Quality Dividend ETF Shares	Oct. 01, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.48%